Schedule of Investments (unaudited)
December 31, 2024
iShares® Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 5.6%
Advanced Drainage Systems Inc.	1,305	$150,858
China Lesso Group Holdings Ltd.	17,000	7,526
Reliance Worldwide Corp. Ltd.	14,402	44,613
TOTO Ltd.	2,700	64,682
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,000	3,443
		271,122
Chemicals — 0.8%
Umicore SA	3,847	39,708
Commercial Services & Supplies — 8.9%
Befesa SA(a)	736	15,714
Beijing Originwater Technology Co. Ltd., Class A	4,600	3,172
Clean Harbors Inc.(b)	947	217,943
Tetra Tech Inc.	4,959	197,567
		434,396
Construction & Engineering — 5.2%
Integrated Design & Engineering Holdings Co. Ltd., NVS	300	12,290
NBCC India Ltd.	17,404	18,815
Stantec Inc.	2,123	166,567
Sweco AB, Class B	3,747	55,789
		253,461
Containers & Packaging — 9.9%
DS Smith PLC	25,634	173,370
Smurfit WestRock PLC	5,755	310,435
		483,805
Electronic Equipment, Instruments & Components — 6.1%
Badger Meter Inc.	543	115,181
Landis+Gyr Group AG	448	28,392
Riken Keiki Co. Ltd.	600	14,503
Shimadzu Corp.	4,700	131,545
Wasion Holdings Ltd.	8,000	7,317
		296,938
Machinery — 29.0%
Dawonsys Co. Ltd.(b)	642	3,899
Franklin Electric Co. Inc.	836	81,468
Fujian Longking Co. Ltd., Class A	1,400	2,414
Lindsay Corp.	197	23,307
METAWATER Co. Ltd.	400	4,587
Mueller Water Products Inc., Class A	2,869	64,552
NGK Insulators Ltd.	4,500	56,819
Organo Corp.	500	25,614
Pentair PLC	2,836	285,415
TOMRA Systems ASA	4,366	56,501
Torishima Pump Manufacturing Co. Ltd.	400	6,045
Watts Water Technologies Inc., Class A	505	102,666
Westinghouse Air Brake Technologies Corp.	1,521	288,366
Xylem Inc./New York	2,537	294,343
Yangzijiang Shipbuilding Holdings Ltd.	47,400	103,609
Yutong Bus Co. Ltd., Class A	2,900	10,425
		1,410,030
Security	Shares	Value
Metals & Mining — 1.2%
ARE Holdings Inc.	1,400	$15,124
Dowa Holdings Co. Ltd.	800	22,447
Sims Ltd.	3,033	22,212
		59,783
Multi-Utilities — 6.8%
Qatar Electricity & Water Co. QSC	9,107	39,224
Veolia Environnement SA	10,439	292,892
		332,116
Professional Services — 1.7%
Arcadis NV	1,347	81,970
Water Utilities — 24.2%
Aguas Andinas SA, Class A	52,815	15,905
American States Water Co.	687	53,394
American Water Works Co. Inc.	2,353	292,925
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	9,500	4,246
Beijing Enterprises Water Group Ltd.	74,000	23,867
California Water Service Group	1,100	49,863
Chengdu Xingrong Environment Co. Ltd., Class A	3,800	3,930
China Water Affairs Group Ltd.	20,000	13,081
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,532	122,044
Cia de Saneamento de Minas Gerais Copasa MG	3,652	12,303
Cia De Sanena Do Parana	5,606	25,233
Essential Utilities Inc.	4,684	170,123
Penno Group PLC	4,803	35,686
Severn Trent PLC	4,916	154,129
SJW Group	617	30,369
United Utilities Group PLC	12,700	167,065
Zhongshan Public Utilities Group Co. Ltd., Class A	1,900	2,390
		1,176,553
Total Common Stocks — 99.4% (Cost: $4,014,501)		4,839,882
Preferred Stocks
Machinery — 0.3%
Marcopolo SA, Preference Shares, NVS	12,705	15,198
Total Preferred Stocks — 0.3% (Cost: $13,641)		15,198
Total Investments — 99.7% (Cost: $4,028,142)		4,855,080
Other Assets Less Liabilities — 0.3%		12,785
Net Assets — 100.0%		$4,867,865

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Environmental Infrastructure and Industrials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(42)(b)	$42	$—	$—	—	$597 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0 (b)	—	—	—	—	107	—
				$42	$—	$—		$704	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/21/25	$11	$(711)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,675,722	$2,164,160	$—	$4,839,882
Preferred Stocks	—	15,198	—	15,198
	$2,675,722	$2,179,358	$—	$4,855,080

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Environmental Infrastructure and Industrials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(711)	$—	$—	$(711)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares